Shareholders’ Equity (Details Narrative) - USD ($)			6 Months Ended
	Jan. 06, 2022	Sep. 15, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Shares authorized			610,000,000	610,000,000
Preferred Stock, shares authorized			10,000,000	10,000,000	10,000,000
Preferred Stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Warrants outstanding			$ 10,997,500	$ 10,997,500
Shares issued price per share			$ 11.50	$ 11.50
Warrants expiration			Jul. 20, 2026	Jul. 20, 2026
Warrants redemption price per share			$ 0.01	$ 0.01
Gross proceeds from the offering	$ 32,300,000
January 2022 Warrants [Member]
Class of Stock [Line Items]
Price per share	$ 3.60
Warrant offering term	5 years
Gross proceeds from the offering	$ 35,000,000
Minimum [Member]
Class of Stock [Line Items]
Percentage of pre-funded warrants exercise		9.99%
Subsequent Event [Member]
Class of Stock [Line Items]
Gross proceeds from the offering	$ 35,000,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized			400,000,000	400,000,000	400,000,000
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Price per share	$ 3.60
Issuance and sale of shares	2,496,934
Warrant offering term	5 years
Common Class A [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Price per share	$ 3.60
Issuance and sale of shares	2,496,934
Warrant offering term	5 years
Class V Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized			200,000,000	200,000,000	200,000,000
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Public Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding			$ 10,800,000	$ 10,800,000
Private Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding			$ 197,500	197,500
Private Warrants [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Warrants outstanding				$ 197,500
Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized			400,000,000
Common stock, par value			$ 0.0001
Price per share			$ 18.00	$ 18.00
Repurchase of aggregate common stock, shares		800,000
Common stock reserved for future issuance		2,564,960		2,564,960
Issuance and sale of shares	2,496,934
Number of warrants exercised for shares of common stock			4,997,146
Class A Common Stock [Member] | January 2022 Warrants [Member]
Class of Stock [Line Items]
Price per share	$ 3.40
Class A Common Stock [Member] | Incentive Plan [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance				1,749,526
Class A Common Stock [Member] | Maximum [Member] | January 2022 Warrants [Member]
Class of Stock [Line Items]
Issuance and sale of shares	10,294,118
Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Warrants to acquire common stock		800,000	4,997,157
Issuance and sale of shares	7,797,184
Warrant price per share	$ 0.0001